Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and due from banks	$ 14,236,000	$ 2,273,000
Interest-bearing deposits with banks	109,199,000	121,863,000
Cash and cash equivalents	123,435,000	124,136,000
Investment securities available-for-sale	34,932,000	47,979,000
Other investments	5,421,000	4,482,000
Mortgage loans held-for-sale	9,329,000	7,159,000
Loans, net of unearned income	888,721,000	582,002,000
Less: allowance for loan losses	9,802,000	9,119,000
Loans, net	878,919,000	572,883,000
Premises and equipment, net	27,560,000	16,181,000
Accrued interest receivable	2,193,000	1,430,000
Bank owned life insurance	10,641,000	8,247,000
Other real estate	1,008,000	845,000
Deferred tax assets, net	11,444,000	6,757,000
Goodwill	28,834,000
Other assets	2,953,000	1,682,000
Total assets	1,138,426,000	791,781,000
Deposits:
Noninterest-bearing demand	217,643,000	128,837,000
Interest-bearing demand	154,816,000	107,060,000
Savings and money market	392,394,000	304,071,000
Time	206,207,000	138,063,000
Total deposits	971,060,000	678,031,000
Federal Home Loan Bank advances	22,000,000	22,000,000
Accrued interest payable	431,000	476,000
Other liabilities	8,774,000	2,335,000
Total liabilities	1,002,265,000	702,842,000
Commitments
Shareholders' equity:
Preferred stock, 250,000 shares authorized, no shares issued or outstanding
Additional paid-in capital	131,455,000	91,774,000
Accumulated deficit	(3,453,000)	(8,856,000)
Accumulated other comprehensive income	845,000	291,000
Total shareholders' equity attributable to National Commerce Corporation	128,922,000	88,939,000
Noncontrolling interest	7,239,000
Total shareholders' equity	136,161,000	88,939,000
Total liabilities and shareholders' equity	1,138,426,000	791,781,000
Common Stock - Voting [Member]
Shareholders' equity:
Common stock	75,000	5,164,000
Common Stock - Non-Voting [Member]
Shareholders' equity:
Common stock		566,000
Core Deposits [Member]
Assets
Core deposit intangible, net	$ 1,757,000